CONSOLIDATED STATEMENT OF INCOME $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
CONSOLIDATED STATEMENT OF INCOME
Sales	$ 201,196	$ 214,550	$ 237,128
Excise taxes	(18,852)	(18,940)	(18,183)
Revenues from sales	182,344	195,610	218,945
Purchases, net of inventory variation	(116,740)	(127,664)	(143,041)
Other operating expenses	(30,914)	(29,860)	(30,419)
Exploration costs	(419)	(999)	(573)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,312)	(12,025)	(12,762)
Other income	2,375	2,112	3,677
Other expense	(1,927)	(1,281)	(2,396)
Financial interest on debt	(3,182)	(3,016)	(2,820)
Financial income and expense from cash & cash equivalents	1,115	1,786	1,801
Cost of net debt	(2,067)	(1,230)	(1,019)
Other financial income	1,437	1,403	1,285
Other financial expense	(881)	(835)	(731)
Net income (loss) from equity affiliates	2,553	1,575	1,845
Income taxes	(9,092)	(10,775)	(13,301)
CONSOLIDATED NET INCOME	13,357	16,031	21,510
TotalEnergies share	13,127	15,758	21,384
Non-controlling interests	$ 230	$ 273	$ 126
Earnings per share (in dollars or Euros per share) | (per share)	$ 5.84	$ 6.74	$ 8.72
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	$ 5.78	$ 6.69	$ 8.67